o GOF STKP3
                        SUPPLEMENT DATED DECEMBER 8, 1997
                             TO THE PROSPECTUSES OF

TEMPLETON GLOBAL REAL ESTATE FUND
TEMPLETON GROWTH FUND, INC.
TEMPLETON PACIFIC GROWTH FUND
dated January 1, 1997

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
dated January 1, 1997, as amended March 17, 1997

TEMPLETON WORLD FUND
dated January 1, 1997, as amended March 19, 1997

TEMPLETON FOREIGN FUND
dated January 1, 1997, as amended April 4, 1997

TEMPLETON GLOBAL BOND FUND
dated January 1, 1997, as amended September 2, 1997

FRANKLIN CUSTODIAN FUNDS, INC.
FRANKLIN RISING DIVIDENDS FUND
U.S. GOVERNMENT SECURITIES SERIES
INCOME SERIES
dated February 1, 1997

FRANKLIN CONVERTIBLE SECURITIES FUND
FRANKLIN EQUITY INCOME FUND
FRANKLIN GLOBAL GOVERNMENT INCOME FUND
FRANKLIN VALUE FUND
dated March 1, 1997

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND
TEMPLETON AMERICAN TRUST, INC.
TEMPLETON DEVELOPING MARKETS TRUST
TEMPLETON GLOBAL OPPORTUNITIES TRUST
dated May 1, 1997

FRANKLIN MUTUAL SERIES FUND, INC.
dated May 1, 1997, as amended August 19, 1997

FRANKLIN TAX-FREE TRUST
(TF1 - ARIZONA INSURED, FLORIDA INSURED, INSURED, MASSACHUSETTS  INSURED,
 MICHIGAN INSURED, MINNESOTA INSURED, AND OHIO INSURED TAX-FREE INCOME FUNDS) (TF2 - ALABAMA, FLORIDA, GEORGIA, KENTUCKY, LOUISIANA, MARYLAND, MISSOURI,
 NORTH CAROLINA, TEXAS, AND VIRGINIA TAX-FREE INCOME FUNDS)
(TF3 - ARIZONA, COLORADO, CONNECTICUT, HIGH YIELD, INDIANA,  MICHIGAN, NEW
 JERSEY, OREGON, PENNSYLVANIA, AND PUERTO RICO TAX-FREE INCOME FUNDS) dated July 1, 1997

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
TEMPLETON GLOBAL INFRASTRUCTURE FUND
TEMPLETON GROWTH AND INCOME FUND
TEMPLETON REGION FUNDS
dated August 1, 1997

FRANKLIN CALIFORNIA GROWTH FUND
FRANKLIN FEDERAL TAX-FREE INCOME FUND
FRANKLIN GLOBAL HEALTH CARE FUND
FRANKLIN GLOBAL UTILITIES FUND
FRANKLIN REAL ESTATE SECURITIES FUND
FRANKLIN SMALL CAP GROWTH FUND
dated September 1, 1997

FRANKLIN MUNICIPAL SECURITIES TRUST
FRANKLIN NEW YORK TAX-FREE INCOME FUND
FRANKLIN'S AGE HIGH INCOME FUND
dated October 1, 1997

FRANKLIN CALIFORNIA TAX-FREE TRUST
FRANKLIN EQUITY FUND
dated November 1, 1997

FRANKLIN GOLD FUND
FRANKLIN TEMPLETON FUND ALLOCATOR SERIES dated December 1, 1997

The prospectus is amended to replace the sections "Contingent Deferred Sales Charge - Class I" and "Contingent Deferred Sales Charge - Class II", found under "May I Exchange Shares for Shares of Another Fund? - Will Sales Charges Apply to My Exchange?", with the following:

 CONTINGENT DEFERRED SALES CHARGE. For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class II shares for shares of Money Fund II, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.